SHARE-BASED COMPENSATION - Schedule of assumptions of share options granted (Details) - Options - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
SHARE-BASED COMPENSATION
Risk-free interest rate, Minimum	4.46%	4.20%
Risk-free interest rate, Maximum	4.47%	4.53%
Expected volatility, Minimum	58.91%	55.58%
Expected volatility, Maximum	59.18%	56.22%
Expected dividend yield	0.00%	0.00%
Expected terms	10 years	10 years
Minimum
SHARE-BASED COMPENSATION
Exercise multiple	2.2	2.2
Fair value of underlying ordinary share	$ 1.33	$ 1.87
Maximum
SHARE-BASED COMPENSATION
Exercise multiple	2.8	2.8
Fair value of underlying ordinary share		$ 3.61